Debentures (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debentures Details1 [Line Items]
Debentures principal balance	$ (37,020)	$ (39,658)
2024
Debentures Details1 [Line Items]
Debentures principal balance	1,924
2025
Debentures Details1 [Line Items]
Debentures principal balance	35,096
2026
Debentures Details1 [Line Items]
Debentures principal balance	37,020
Principal component of quarterly payment [member] | 2024
Debentures Details1 [Line Items]
Debentures principal balance	1,924
Principal component of quarterly payment [member] | 2025
Debentures Details1 [Line Items]
Debentures principal balance	1,543
Principal component of quarterly payment [member] | 2026
Debentures Details1 [Line Items]
Debentures principal balance	3,467
Principal due on maturity [member] | 2025
Debentures Details1 [Line Items]
Debentures principal balance	33,553
Principal due on maturity [member] | 2026
Debentures Details1 [Line Items]
Debentures principal balance	$ 33,553